Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related party transactions
Tax payment related to disposal	$ 272,767	$ 26,562	$ 21,473
Net fees paid for services provided	$ 23,096	$ 55,479	$ 56,874